Condensed Consolidated Statements of Cash Flows (Unaudited) (USD $)	9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010
Cash flows from operating activities:
Net income (loss)	$ (3,727,553)	$ (50,328)	$ (1,593,173)	$ (1,167,070)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	112,509	22,977	51,180	18,674
Amortization of investment premium	6,205	4,795	8,734
Stock-based compensation expense	836,108	115,268	438,395	156,297
Mark-to-market adjustment on warrant liability	609,050	(2,014,575)	(2,038,000)
Deferred rent	(16,702)	40,475
Loss on disposal of fixed assets	16,885	453	453	720
Changes in operating assets and liabilities:
Restricted cash	(105,000)
Credit card holdback receivable	26,269	(205,953)	(202,388)	(224,456)
Accounts receivable	69,344	(281,221)	(356,177)	136,766
Accrued interest paid		(5,907)	(5,907)
Prepaid expense and other current assets	(87,837)	(19,732)	(22,554)	149,111
Security deposit	19,520	(1,335)	(1,335)	15,250
Accounts payable and accrued expenses and other current liabilities	(191,600)	573,474	1,062,381	400,844
Deferred revenue	179,384	887,929	1,200,491	1,656,866
Accrued interest payable - related party		2,019	2,358	2,692
Net cash used in operating activities	(2,253,418)	(931,661)	(1,455,542)	1,145,694
Cash flows from investing activities:
Purchase of fixed assets	(124,479)	(366,591)	(540,591)	(22,267)
Notes receivable issued to employees			(138,803)
Redemption (purchase) of short-term investments	6,475,000	(6,989,938)	500,000
Repayment (issuance) of note receivable issued to employees	8,340	(41,843)
Purchase of investments			(6,989,937)
Net cash provided by (used in) investing activities	6,358,861	(7,398,372)	(7,169,331)	(22,267)
Cash flows from financing activities:
Proceeds from issuance of common stock and warrants		7,915,700	7,915,700
Proceeds from exercise of common stock warrants		88,125	88,125
Proceeds from exercise of stock options	25,000
Net cash provided by financing activities	25,000	8,003,825	8,003,825
Net increase (decrease) in cash and cash equivalents	4,130,443	(326,208)	(621,048)	1,123,427
Cash and cash equivalents at beginning of year	2,397,828	3,018,876	3,018,876	1,895,449
Cash and cash equivalents at end of period	6,528,271	2,692,668	2,397,828	3,018,876
Supplemental disclosure of cash flow information:
Cash paid for interest				860
Cash paid for taxes	25,794	4,500	4,500	17,275
Supplemental disclosure of non-cash investing and financing activities:
Conversion of notes and accrued interest to common stock			$ 71,959